UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
 (Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jason Browne
101 Montgomery Street, Suite 2400
San Francisco, CA 94104
 (Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

2017
Semiannual Report
March 31, 2017

Upgrader Fund

Aggressive Upgrader Fund

Conservative Upgrader Fund

Flexible Income Fund

Tactical Upgrader Fund

Sustainable Impact Fund

FundX
UPGRADER FUNDS

Semiannual Report 2017	Upgraderfunds.com	1

1969	DAL Investment Company is a Registered Investment Advisor (RIA)
Knowledgeable Portfolio Management We’ve been managing portfolios of no load mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.
1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

A Strategy You Can Understand
We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks no load mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

FundX Upgrader Funds
The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

2008	Inception of the FundX Tactical Upgrader Fund (TACTX), which seeks less volatility than the stock market.

A Portfolio that Responds to Market Changes
Market trends rotate between large-cap and small-cap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with these trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies that have strong recent returns.

2012	DAL Investment Company is renamed FundX Investment Group.

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

2	Semiannual Report 2017

March 31, 2017

Dear Fellow Shareholders,
Stock markets around the world and all of the Upgrader Funds were up for the six months ending March 31, 2017. The large-cap U.S. S&P 500 index gained 10.12% and the global MSCI All-country World index was up 8.18%.

This wasn’t what many people expected. Six months ago, there were fears that the market would decline after the November election, and some investors sold out of stocks in anticipation. But investors who were able to keep a long-term focus were rewarded as markets rallied after the election, and many U.S. indexes hit new highs.

The election did bring about some changes in market trends as did the first quarter of 2017. Foreign markets had begun to bring in good recent returns as of the Annual Report dated September 30, 2017. But after the election, the U.S. dollar surged, suppressing the returns of foreign stocks. Dividend-paying stocks were the place to be in the first half of 2016, but these stocks faltered in early 2017 and large-cap U.S. stocks once again took center stage.

We believe shifting markets can bring new opportunities, and our investment strategy is designed to help us navigate these changes. Our Upgrading strategy led us to make some important modifications to the Upgrader Fund portfolios, including reducing exposure to dividend-focused funds and buying into larger-cap U.S. funds. Learn more about these changes in the commentary on each fund in the following pages.

A Flexible Approach to Fixed Income Paid Off
The bond market, as measured by the Bloomberg Barclays Aggregate Bond index, had a tough six months as the Federal Reserve raised interest rates in December 2016 and again in March 2017. The index was down -2.18% for the six months ending March 31, 2017.

Some bonds fared much better than the index, however. High-yield bonds and floating-rate securities had good returns over the semiannual period, and that’s where our Flexible Income Fund (INCMX) was invested.

Our Flexible Income approach seeks to invest in the areas of the bond market that are excelling in the current market, and during the semiannual period, we increased our exposure to high yield and strategic or “go anywhere” bond funds. These changes contributed to INCMX’s benchmark-beating 1.72% gain for the trailing six months.

Introducing the Sustainable Impact Fund (SRIFX)
Most of us invest to build wealth in order to retire comfortably and preserve the money that we’ve worked so hard to accumulate. Increasingly, we also recognize that our purchases have power, and that we can support companies and managers that are being good corporate citizens. Simply put, investments can help us make a difference in the world.

You don’t have to fund tobacco companies or firms that fail to efficiently use resources or reward mismanagement with excessive executive compensation programs with your hard-earned savings. Instead, you can choose to own companies whose values manifest in a more sustainable way.

For nearly 50 years, we’ve used our Upgrading investment approach to help our money management clients try to build wealth, navigate changing markets and achieve lifelong goals. We implement this same strategy for you as a shareholder of the Upgrader Funds.

Our newest Upgrader Fund, the FundX Sustainable Impact Fund (SRIFX), incorporates environmental, social and governance (ESG) ratings into our time-tested Upgrading strategy. It seeks to own diversified stock funds that have both strong recent returns and good environmental, social and governance (ESG) ratings. SRIFX launched on March 31, 2017.

I’ve been managing sustainable investing for some of my money-management clients for decades, and I’m delighted to be able to share this approach with investors like you.

Many thanks for your interest,

Janet Brown
President, FundX Investment Group

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Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading  market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Correlation is the degree to which two assets move in relation to each other.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

The Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly in an index.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Diversification does not guarantee a profit or protect from loss in a declining market.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2017

FUNDX	Upgrader Fund Growth Fund

The Upgrader Fund (FUNDX) is our flagship equity fund. It owns a portfolio of core diversified equity funds that tend to have average risk; the Fund may have limited exposure to more aggressive equity funds and sector funds. It invests in funds and ETFs that have strong recent returns because these funds may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance’.

By continually buying into funds with strong recent returns, FUNDX seeks to participate in global stock market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Because Markets Change
Stock markets changed during the semiannual period. Foreign markets fell as the U.S. dollar surged after the election, and then large-cap U.S. stocks outpaced dividend-paying stocks in the first quarter of 2017.

We believe that changing markets can bring new investment opportunities, and over the past six months, we sought to take advantage of momentum in value, large-cap and even global stock funds.

How FUNDX Responded to Changing Markets
At the start of the semiannual period, FUNDX held mostly value funds, including small-, mid- and large-cap value funds as well as value-oriented funds that invest in dividend-paying stocks. We also had a small allocation to emerging markets, which had begun to bring in good recent returns.

As foreign markets faltered in late 2016, we sold our small 5% position in foreign funds, including iShares MSCI All Country Asia ex-Japan (AAXJ) and Vanguard Emerging Markets (VWO). We also sold most of FUNDX’s dividend funds; by March 31, 2017, we had just 3% in PowerShares High Yield Equity Dividend Achievers (PEY).

We replaced dividend and foreign funds with stronger-performing large-cap U.S. funds, like PIMCO StocksPLUS Absolute Return (PSPTX) and PowerShares QQQ (QQQ), which tracks the technology-heavy NASDAQ 100 index.

FUNDX isn’t entirely invested in the U.S., however. We held Oppenheimer Global Opportunities Fund (OIGYX) throughout the semiannual period, and we added Dodge & Cox Global (DODWX) to the portfolio in late 2016. Global funds own both U.S. and foreign stocks, so these funds were positioned to participate in the rally in U.S. markets after the election and they also had exposure to international stocks, which bounced back in the first quarter of 2017.

Small- and mid-cap value funds held up well during the semiannual period, and we held many of these positions for the full six months. We increased our exposure to this area, adding positions in funds like JP Morgan Small-cap Value Select (PSOPX) and Oppenheimer Mid Cap Value (QSCYX).

Semiannual Report 2017	Upgraderfunds.com	5

FUNDX	Upgrader Fund Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares	Investment Companies: 99.9%	Value
	Sector Funds: 7.9%
168,600	Financial Select Sector SPDR Fund	$4,000,878
70,500	iShares MSCI Brazil Capped ETF	2,640,930
5,000	iShares Transportation Average ETF	819,950
83,700	SPDR S&P Regional Banking ETF	4,570,857
69,400	VanEck Vectors Semiconductor ETF	5,531,874
	Total Sector Funds	17,564,489

	Aggressive Funds: 21.7%
70,671	American Beacon Small Cap Value Fund - Class Y	1,949,113
93,608	Hodges Fund - Institutional Class *^	4,429,552
76,900	iShares Russell 2000 Value ETF	9,086,504
65,600	iShares S&P Small-Cap 600 Value ETF	9,095,440
145,908	JPMorgan Small Cap Value Fund - Class I	4,502,713
103,263	Northern Small Cap Value Fund	2,478,315
45,129	Oppenheimer Global Opportunities Fund - Class Y	2,482,562
427,000	PowerShares High Yield Equity Dividend Achievers Portfolio	7,288,890
53,300	Powershares QQQ Trust Series 1	7,055,854
	Total Aggressive Funds	48,368,943

	Core Funds: 70.3%
736,303	AB Trust - AB Discovery Value Fund - Advisor Class	16,478,456
239,877	Ariel Fund - Institutional Class	16,460,389
1,194,409	Artisan Value Fund - Investor Class ^	17,163,654
1,272,206	Dodge & Cox Global Stock Fund	16,322,397
84,717	Dodge & Cox Stock Fund	16,092,842
135,500	iShares Russell Mid-Cap Value ETF	11,245,145
125,100	iShares S&P Mid-Cap 400 Value ETF	18,571,095
187,166	Oppenheimer Mid Cap Value Fund - Class Y	10,726,475
221,765	Parnassus Endeavor Fund - Institutional Class	7,626,485
1,054,562	PIMCO StocksPlus Absolute Return Fund - Institutional Class	11,505,273
1,016,071	Royce Total Return Fund - Investor Class	14,174,185
	Total Core Funds	156,366,396

	Total Investment Companies
	(Cost $208,199,971)	222,299,828

6	Semiannual Report 2017

FUNDX	Upgrader Fund Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.1%
116,167	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.590% #	$116,167

	Total Short-Term Investments
	(Cost $116,167)	116,167

	Total Investments: 100.0%
	(Cost $208,316,138)	222,415,995
	Other Assets in Excess of Liabilities: 0.0%	55,894
	Net Assets: 100.0%	$222,471,889

#	Annualized seven-day yield as of March 31, 2017.
*	Non-income producing
^
A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $8,122,456 (representing 3.7% of net assets). See note 2 of the financial statements.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	7

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

The Aggressive Upgrader Fund (HOTFX) invests in aggressive equity funds and sector funds that have strong recent returns because funds that have done well recently may continue to do well in the coming months or even years.

By continually buying into funds with strong recent returns, HOTFX seeks to capitalize on sector rotations as well as broad market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Because Markets Change
Stock markets changed during the semiannual period. U.S. markets rallied after the November election, and foreign markets and dividend-paying stocks didn’t keep pace with stronger performing U.S. stocks, particularly technology and banking stocks.

We believe that changing markets can bring new investment opportunities, and over the past six months, we sought to take advantage of momentum in large-cap, small-cap and value stocks.

How HOTFX Responded to Changing Markets
At the start of the semiannual period, HOTFX was invested mostly in small-cap value funds, including value-oriented funds that invest in dividend-paying stocks. HOTFX also had nearly 20% invested in Asia and emerging markets funds.

As foreign markets faltered in late 2016 and large-cap U.S. stocks began to do better than dividend-paying stocks in early 2017, we sold most of our emerging markets funds and all of our dividend funds and replaced them with stronger-performing large-cap funds, like PowerShares QQQ (QQQ).

Emerging markets exposure by the end of the semiannual period was limited to iShares MSCI Brazil (EWZ). We had significant positions in bank stocks, which had done well. Sector fund exposure increased from about 23% at the start of the semiannual period to nearly 40% six months later.

HOTFX may have substantial exposure to small-cap funds. It held iShares Russell 2000 Value (IWN) and iShares S&P Small cap 600 Value (IJS) for the full six months, and we increased our exposure during this time period, too, adding positions in funds like iShares Core S&P Small-cap (IJR), JP Morgan Small-cap Value Select (PSOPX) and Northern Small Cap Value (NOSGX).
Positions in gold, REITs and Asia detracted from HOTFX’s performance over the semiannual period and were replaced. Brazil, semiconductors and small-cap value positions added value during the semiannual period.

8	Semiannual Report 2017

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares	Investment Companies: 99.8%	Value
	Sector Funds: 39.1%
147,400	Financial Select Sector SPDR Fund	$3,497,802
83,900	iShares MSCI Brazil Capped ETF	3,142,894
19,700	iShares Transportation Average ETF	3,230,603
62,500	SPDR S&P Regional Banking ETF	3,413,125
48,400	VanEck Vectors Semiconductor ETF	3,857,964
	Total Sector Funds	17,142,388
	Aggressive Funds: 60.7%
52,203	Hodges Fund - Institutional Class *	2,470,224
37,000	iShares Core S&P Small-Cap ETF	2,558,920
40,900	iShares Russell 2000 Value ETF	4,832,744
35,200	iShares S&P Small-Cap 600 Value ETF	4,880,480
80,767	John Hancock Funds - Classic Value Fund - Institutional Class	2,425,424
152,757	JPMorgan Small Cap Value Fund - Class I	4,714,087
41,305	Northern Small Cap Value Fund	991,326
28,500	PowerShares QQQ Trust Series 1	3,772,830
	Total Aggressive Funds	26,646,035
	Total Investment Companies
	(Cost $41,712,816)	43,788,423
	Short-Term Investments: 0.2%
92,316	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.590% #	92,316
	Total Short-Term Investments
	(Cost $92,316)	92,316
	Total Investments: 100.0%
	(Cost $41,805,132)	43,880,739
	Liabilities in Excess of Other Assets: 0.0%	(3,203)
	Net Assets: 100.0%	$43,877,536

#	Annualized seven-day yield as of March 31, 2017.
*	Non-income producing
The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	9

RELAX	Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is a balanced portfolio of stock and bond funds. It’s designed for investors who seek the growth potential of a stock fund with the lower volatility of a fixed income fund.

RELAX’s stock fund positions seek to capitalize on broad stock market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. RELAX’s bond fund positions seek to take advantage of changing bond markets. We exclude aggressive stock funds, like sector funds, and we limit exposure to riskier areas of the bond market.

We aim to own stock and bond funds and ETFs that have strong recent returns because funds that have done well recently may continue to do well in the coming months or even years.

Because Markets Change
Stock and bond markets changed during the semiannual period. Large-cap U.S. stocks began to outpace previously strong performing dividend-paying stocks. Interest rates rose twice during the past six months, and higher-yielding bonds held up best during this time period.

We believe that changing markets can bring new investment opportunities, and over the past six months, we sought to take advantage of momentum in value, large-cap and even global stocks. As interest rates changed, we added to our positions in high-yield and strategic bond funds.

How RELAX Responded to Changing Markets
At the start of the semiannual period, RELAX’s stock fund exposure was mostly in value funds, including value-oriented funds that invest in dividend-paying stocks. But as large-cap U.S. stocks began to do better than dividend-paying stocks, we sold out of dividend funds and replaced them stronger-performing large-cap funds like Dodge and Cox Stock Fund (DODGX) and PIMCO StocksPLUS Absolute Return (PSPTX).

RELAX can invest globally, and we added a small (7%) position in Dodge and Cox Global Stock Fund (DODWX). DODWX owns both U.S. and foreign stocks, so it was positioned to participate in the rally in U.S. markets after the election, and it also had exposure to international stocks, which bounced back in the first quarter of 2017.

Mid-cap value funds held up well during the semiannual period, and we held iShares Russell Midcap Value (IWX) and iShares S&P Mid Cap 400 Value (IJJ) for the full six months. We also increased our exposure to this area during the last six months, adding positions in Oppenheimer Mid Cap Value (QSCYX) and Ariel Fund (ARAIX).

As interest rates rose gradually, we also adjusted RELAX’s bond fund positions. High-yield bonds and floating-rate securities held up well, and RELAX held Janus High Yield (JHYFX), MainStay High Yield Corporate (MHYIX), and Eaton Vance Floating Rate (EIBLX) for the full semiannual period. As high-yields continued to bring in strong recent returns, we added positions in Ivy High Income (IVHIX) and Lord Abbett High Yield (LAHYX). By March 31, 2017, RELAX had about 15% in high-yield funds.

Other bonds didn’t fare as well, however. World bonds were negative for the six months ending March 31, 2017, and we sold our positions in PIMCO Foreign Bond US Dollar Hedged (PFORX) and Vanguard Total International Bond (VTIFX). We replaced world bond funds with strategic bond funds, like Osterweis Strategic Income (OSTIX) and Thompson Bond (THOPX), that had better recent performance. RELAX had just under 3% in strategic funds at the start of the semiannual period and this grew to nearly 10% as of March 31, 2017.

RELAX can also invest in total-return funds, which typically own both stocks and bonds. Because these funds aren’t fully invested in bonds, they tend to have less interest-rate risk. RELAX held Vanguard Wellesley Income Fund (VWIAX) and Fidelity Real Estate Income (FRIFX) throughout the past six months.

10	Semiannual Report 2017

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares	Investment Companies: 99.7%	Value
	Core Funds: 60.1%
166,892	AB Trust - AB Discovery Value Fund - Advisor Class	$3,735,047
49,075	Ariel Fund - Institutional Class	3,367,546
251,474	Artisan Value Fund - Investor Fund	3,613,687
321,095	Dodge & Cox Global Stock Fund	4,119,649
21,253	Dodge & Cox Stock Fund	4,037,196
13,300	iShares Russell Mid-Cap Value ETF	1,103,767
27,100	iShares S&P Mid-Cap 400 Value ETF	4,022,995
29,555	Oppenheimer Mid Cap Value Fund - Class Y	1,693,797
88,066	Parnassus Endeavor Fund - Institutional Class	3,028,594
309,294	PIMCO StocksPlus Absolute Return Fund - Institutional Class	3,374,392
179,672	Royce Total Return Fund - Investor Class	2,506,426
	Total Core Funds	34,603,096

	Total Return Funds: 10.8%
81,518	Calamos Market Neutral Income Fund - Class I	1,064,625
156,724	Fidelity Real Estate Income Fund	1,891,659
36,033	Gateway Fund - Class Y	1,138,293
34,107	Vanguard Wellesley Income Fund - Admiral Class	2,136,470
	Total Total Return Funds	6,231,047

	Bond Funds: 28.8%
239,546	Eaton Vance Floating-Rate Fund - Class I	2,155,915
287,245	Ivy High Income Fund - Class I	2,183,063
258,038	Janus High-Yield Fund - Class I	2,190,741
304,614	Lord Abbett High Yield Fund - Class I	2,327,248
373,112	MainStay High Yield Corporate Bond Fund - Class I	2,152,855
181,761	Osterweis Strategic Income Fund	2,046,624
129,682	PIMCO Income Fund - Institutional Class	1,588,602
170,982	Thompson Bond Fund	1,940,642
	Total Bond Funds	16,585,690

	Total Investment Companies
	(Cost $54,735,379)	57,419,833

Semiannual Report 2017	Upgraderfunds.com	11

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.6%
309,697	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.590% #	$309,697

	Total Short-Term Investments
	(Cost $309,697)	309,697

	Total Investments: 100.3%
	(Cost $55,045,076)	57,729,530
	Liabilities in Excess of Other Assets: (0.3)%	(161,576)
	Net Assets: 100.0%	$57,567,954

	# Annualized seven-day yield as of March 31, 2017.
	The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2017

INCMX	Flexible Income Fund Fixed Income

The Flexible Income Fund (INCMX) seeks to participate in bond market trends. INCMX attempts to take advantage of these trends by targeting those areas of the market that are excelling in the current economic environment.

INCMX can seek out opportunities in bond funds with various maturities, credit qualities and regional exposure. It also may have limited exposure to total-return funds, which typically invest in both stocks and bonds. We aim to own bond and total-return funds that have strong recent returns because funds that have done well recently may continue to do well in the coming months or even years.

Because Bond Markets Change
Bond markets changed during the past six months. Interest rates rose twice, and some areas of the bond market, like high yields, held up much better than others.

We believe that changing markets can bring new investment opportunities, and over the past six months, we sought to take advantage of momentum in floating-rate, high-yield and strategic funds.

How INCMX Responded to Changing Markets
At the start of the semiannual period, INCMX had recently bought back into high-yield bond funds. INCMX had 20% invested high-yield funds as of September 30, 2016, like Janus High Yield (JHYFX) and MainStay High Yield Corporate (MHYIX), and we held these funds throughout the six months ending March 31, 2017.

High yields continued to do well during the semiannual period (they were one of the best performing areas of the bond market for the six months ending March 31, 2017), and we added positions in Ivy High Income (IVHIX) and Lord Abbett High Yield (LAHYX). By the end of the semiannual period, INCMX had about a 35% stake in high-yield funds.

Floating-rate securities also continued to bring in good recent returns over the last six months, and we owned Eaton Vance Floating Rate (EIBLX) for the full semiannual period.

Other bonds didn’t fare as well, however. World bonds were negative for the six months ending March 31, 2017, and we sold out of dollar-hedged world bond funds like PIMCO Foreign Bond US Dollar Hedged (PFORX) and Vanguard Total International Bond (VTIFX). We replaced our nearly 20% position in world bond funds with strategic bond funds, like Osterweis  Strategic  Income  (OSTIX)  and  Thompson Bond
(THOPX), that had better recent performance. INCMX had just 13% invested in strategic funds at the start of the semiannual period, and this grew to 29% as of March 31, 2017.

Unlike most bond strategies, our Flexible Income approach isn’t limited solely to bond funds. We can also invest in total-return funds, which typically own both stocks and bonds. Because these funds aren’t fully invested in bonds, they tend to have less interest-rate risk. During the last six months, INCMX kept about 25% invested in total-return funds, like Vanguard Wellesley Income Fund (VWIAX) and Fidelity Real Estate Income (FRIFX).

Semiannual Report 2017	Upgraderfunds.com	13

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares	Investment Companies: 99.8%	Value
	Strategic Bond Funds: 29.3%
79,592	Columbia Funds Series Trust I - Columbia Strategic Income Fund - Class R5	$468,797
906,880	Osterweis Strategic Income Fund	10,211,472
825,406	PIMCO Income Fund - Institutional Class	10,111,228
762,912	Thompson Bond Fund	8,659,054
	Total Strategic Bond Funds	29,450,551

	Floating Rate Bond Fund: 10.1%
1,121,559	Eaton Vance Floating-Rate Fund - Class I	10,094,030
	Total Floating Rate Bond Funds	10,094,030

	High Yield Bond Funds: 35.0%
1,352,845	Ivy High Income Fund - Class I	10,281,625
1,035,753	Janus High-Yield Fund - Class I	8,793,538
807,483	Lord Abbett High Yield Fund - Class I	6,169,166
1,705,694	MainStay High Yield Corporate Bond Fund - Class I	9,841,853
	High Yield Bond Funds	35,086,182

	Total Return Funds: 25.4%
374,311	Calamos Market Neutral Income Fund - Class I	4,888,504
582,589	Fidelity Real Estate Income Fund	7,031,846
142,809	Gateway Fund - Class Y	4,511,339
145,193	Vanguard Wellesley Income Fund - Admiral Class	9,094,905
	Total Total Return Funds	25,526,594

	Total Investment Companies
	(Cost $97,740,963)	100,157,357

14	Semiannual Report 2017

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.2%
229,866	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.590% #	$229,866

	Total Short-Term Investments
	(Cost $229,866)	229,866

	Total Investments: 100.0%
	(Cost $97,970,829)	100,387,223
	Other Assets in Excess of Liabilities: 0.0%	654
	Net Assets: 100.0%	$100,387,877

# Annualized seven-day yield as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	15

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

The Tactical Upgrader Fund (TACTX) seeks to participate in global stock market growth with potentially less volatility. The Fund may have limited upside at times in exchange for potentially less volatility.

TACTX holds mostly core diversified stock funds and may have limited exposure to more aggressive equity funds and sector funds. It invests in funds and ETFs that have strong recent returns because these funds may continue to do well in the coming months or even years.

By continually buying into funds with strong recent returns, TACTX seeks to participate in global stock market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. We seek to mitigate volatility by using options and other tools to hedge our stock exposure at times.

Because Markets Change
Stock markets changed during the semiannual period. Foreign markets fell as the U.S. dollar surged after the election, and large-cap U.S. stocks outpaced dividend-paying stocks in the first quarter.

We believe that changing markets can bring new investment opportunities, and over the past six months, we sought to take advantage of momentum in value, large-cap and even global stock funds.

How TACTX Responded to Changing Markets
At the start of the semiannual period, TACTX held mostly value funds, including small-, mid- and large-cap value funds as well as value-oriented funds that invest in dividend-paying stocks. We also had a small allocation to emerging markets, which had good recent returns as of September 30, 2016.

As foreign markets faltered in late 2016 and large-cap U.S. stocks began to do better than dividend-paying stocks in early 2017, we sold most of our dividend and foreign funds. These funds were replaced with stronger-performing funds, like large-cap Oakmark Fund (OAKMX) and PowerShares QQQ (QQQ), which tracks the technology-heavy NASDAQ 100 index.

TACTX still has some global exposure: we added Dodge & Cox Global (DODWX) to the portfolio in late 2016 and Oakmark Global (OAKGX) in early 2017. Global funds own both U.S. and foreign stocks, so these funds were positioned to participate in the rally in U.S. markets after the election and they also had exposure to international stocks, which bounced back in the first quarter of 2017. As emerging markets began to bring in good recent returns in early 2017, we also added to iShares MSCI Emerging Markets (EEM).

Many value funds held up well throughout the semiannual period, and we held funds like Artisan Value (ARTLX), iShares Russell 2000 Value (IWM) and iShares S&P Mid Cap 400 Value (IJJ) for the full six months.

TACTX wasn’t always fully invested during the last six months. We saw the fear and uncertainty before the election as an opportunity to get fully invested, and this paid off as the market surged. By the end of the year, we took profits and lightened up our exposure considerably. We bought back in amid early volatility in 2017, but despite being almost fully invested by March 31, 2017, we had a number of offsetting hedges.

16	Semiannual Report 2017

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Shares	Investment Companies: 94.2%	Value
	Sector Funds: 5.8%
20,000	iShares MSCI Brazil Capped ETF	$749,200
19,000	Financial Select Sector SPDR Fund	450,870
21,500	SPDR S&P Regional Banking ETF	1,174,115
	Total Sector Funds	2,374,185

	Aggressive Funds: 15.2%
50,000	iShares MSCI Emerging Markets ETF	1,969,500
11,000	iShares Russell 2000 Value ETF	1,512,280
17,500	PowerShares QQQ Trust Series 1	2,316,650
10,000	SPDR S&P Emerging Markets SmallCap ETF	453,800
	Total Aggressive Funds	6,252,230

	Core Funds: 63.7%
47,283	Artisan Value Fund - Investor Class	679,459
231,739	Dodge & Cox Global Stock Fund	2,973,208
5,878	Dodge & Cox Stock Fund	1,116,558
12,000	iShares Russell Mid-Cap Value ETF	2,054,640
22,000	iShares S&P Mid-Cap 400 Value ETF	3,265,900
14,903	Oakmark Fund - Investor Class	1,124,590
32,552	Oakmark Global Fund - Investor Class	982,747
273,473	PIMCO StocksPlus Absolute Return Fund - Institutional Class	2,983,592
72,516	Royce Total Return Fund - Investor Class	1,011,603
29,500	SPDR Dow Jones Industrial Average ETF Trust	6,087,030
12,500	SPDR S&P MidCap 400 ETF Trust	3,905,250
	Total Core Funds	26,184,577

	Total Return Funds: 9.5%
18,555	Dodge & Cox Balanced Fund	1,949,160
62,617	Oakmark Equity and Income Fund - Investor Class	1,983,720
	Total Total Return Funds	3,932,880

	Total Investment Companies
	(Cost $37,871,983)	38,743,872

	Short-Term Investments: 4.7%

1,956,146	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.590% #	1,956,146

	Total Short-Term Investments
	(Cost $1,956,146)	1,956,146

Semiannual Report 2017	Upgraderfunds.com	17

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Contracts	(100 shares per contract)	Value

	Purchased Options: 0.4%
	SPDR S&P 500 Put Option
1,000	Exercise Price $235.00	$156,500
	Expiration Date: April 2017

	Total Purchased Options
	(Cost $135,783)	156,500

	Total Investments: 99.3%
	(Cost $39,963,912)	40,856,518

	Other Assets in Excess of Liabilities: 0.7%	270,563

	Net Assets: 100.0%	$41,127,081

	# Annualized seven-day yield as of March 31, 2017.

	The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2017

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF OPTIONS WRITTEN AT MARCH 31, 2017 (UNAUDITED)

Contracts	(100 shares per contract)	Value
	iShares MSCI Brazil Capped ETF Call Option
100	Exercise Price $38.00	$7,250
	Expiration Date: April 2017

	iShares MSCI Brazil Capped ETF Call Option
100	Exercise Price $37.00	12,350
	Expiration Date: April 2017

	iShares Russell 2000 EFT Call Option
100	Exercise Price $136.00	27,850
	Expiration Date: April 2017

	Financial Select Sector SPDR Fund Call Option
100	Exercise Price $24.00	2,650
	Expiration Date: April 2017

	SPDR S&P 500 ETF TR Put Option
1,000	Exercise Price $234.00	127,000
	Expiration Date: April 2017

	SPDR S&P Regional Banking ETF Call Option
100	Exercise Price $54.00	14,400
	Expiration Date: April 2017

	SPDR S&P Regional Banking ETF Call Option
100	Exercise Price $55.00	9,000
	Expiration Date: April 2017

	Total Options Written
	(Premiums Received $198,343)	$200,500

Semiannual Report 2017	Upgraderfunds.com	19

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2017 (UNAUDITED)

Value
Other Assets in Excess of Liabilities: 100.0%	$2,977,398
Net Assets: 100.0%	$2,977,398

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2017

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2017 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
Assets
Investments in securities, at value (identified cost $208,199,971, $41,712,816, $54,735,379) (See Note 2)	$222,299,828	$43,788,423	$57,419,833
Investments in short-term securities, at value (identified cost $116,167, $92,316, $309,697) (See Note 2)	116,167	92,316	309,697
Total investments, at value (identified cost $208,316,138, $41,805,132, $55,045,076) (See Note 2)	222,415,995	43,880,739	57,729,530
Receivables:
Investment securities sold	789,262	49,333	—
Fund shares sold	16,624	26,543	63,978
Dividends and interest	14,731	7,829	18,106
Prepaid expenses and other assets	15,720	8,646	8,739
Total assets	223,252,332	43,973,090	57,820,353
Liabilities
Payables:
Investment securities purchased	—	—	150,000
Fund shares redeemed	475,986	20,612	19,995
Investment advisory fees, net	190,904	34,527	42,630
Administration fees	25,196	5,648	6,352
Audit fees	13,065	12,815	10,920
Custody fees	1,228	562	306
Fund accounting fees	15,475	3,567	3,968
Transfer agent fees	22,384	9,355	8,323
Trustee fees	15,813	3,451	3,968
Other accrued expenses	20,392	5,017	5,937
Total liablities	780,443	95,554	252,399
Net Assets	$222,471,889	$43,877,536	$57,567,954
Net assets applicable to shares outstanding	$222,471,889	$43,877,536	$57,567,954
Shares outstanding; unlimited number of shares authorized without par value	4,160,503	762,289	1,498,372
Net asset value, offering and redemption price per share	$53.47	$57.56	$38.42

Components of Net Assets
Paid-in capital	$223,374,455	$57,962,580	$52,822,371
Undistributed (accumulated) net investment income	531,856	63,691	99,011
Accumulated net realized gain (loss) on investments	(15,534,279)	(16,224,342)	1,962,118
Net unrealized appreciation on investments	14,099,857	2,075,607	2,684,454
Net assets	$222,471,889	$43,877,536	$57,567,954

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	21

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2017 (Unaudited)
	FundX Flexible Income Fund	FundX Tactical Upgrader Fund	FundX Sustainable Impact Fund
Assets
Investments in securities, at value (identified cost $97,940,963, $38,007,766, $—) (See Note 2)	$100,157,357	$38,900,372	$—
Investments in short-term securities, at value (identified cost $229,866, $1,956,146, $—) (See Note 2)	229,866	1,956,146	—
Total investments, at value (identified cost $97,970,829, $39,963,912, $—) (See Note 2)	100,387,223	40,856,518	—
Receivables:
Investment securities sold	—	514,803	—
Fund shares sold	22,932	—	2,977,398
Dividends and interest	87,279	29,080	—
Prepaid expenses and other assets	14,561	13,579	—
Total assets	100,511,995	41,413,980	2,977,398
Liabilities
Written Options, at value (Premiums received $—, $198,343, $—)		200,500
Payables:
Fund shares redeemed	15,463	25,003	—
Investment advisory fees, net	53,484	30,178	—
Administration fees	10,719	4,205	—
Audit fees	11,170	10,921	—
Custody fees	668	516	—
Fund accounting fees	6,549	2,728	—
Transfer agent fees	9,926	5,748	—
Trustee fees	6,934	2,737	—
Other accrued expenses	9,205	4,363	—
Total liablities	124,118	286,899	—
Net Assets	$100,387,877	$41,127,081	$2,977,398
Net assets applicable to shares oustanding	$100,387,877	$41,127,081	$2,977,398
Shares outstanding; unlimited number of shares authorized without par value	3,554,015	1,755,747	119,096
Net asset value, offering and redemption price per share	$28.25	$23.42	$25.00

Components of Net Assets
Paid-in capital	$100,883,549	$64,944,118	$2,977,398
Undistributed (accumulated) net investment income (loss)	752,144	(11,651)	—
Accumulated net realized loss on investments	(3,664,210)	(24,695,835)	—
Net unrealized appreciation on investments	2,416,394	890,449	—
Net assets	$100,387,877	$41,127,081	$2,977,398

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2017

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2017 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
INVESTMENT INCOME
Dividends	$1,983,440	$483,794	$789,154
Interest	939	254	281
Total investment income	1,984,379	484,048	789,435
EXPENSES
Investment advisory fees	1,125,756	243,865	278,952
Transfer agent fees	96,087	33,076	32,528
Fund accounting fees	46,429	10,443	11,932
Administration fees	74,841	16,648	18,735
Reports to shareholders	16,962	5,075	4,564
Custody fees	7,164	2,302	2,167
Audit fees	13,065	12,813	10,920
Registration fees	11,076	8,188	9,721
Trustee fees	32,215	6,907	8,173
Miscellaneous expenses	7,096	3,371	3,612
Interest expense (Note 6)	399	770	171
Legal fees	40,910	9,128	9,283
Insurance expense	7,662	1,796	1,849
Total expenses	1,479,662	354,382	392,607
Less: fees waived	—	(24,396)	(15,849)
Less: expenses paid indirectly (Note 3)	(27,139)	(1,528)	(7,012)
Net expenses	1,452,523	328,458	369,746
Net Investment income	531,856	155,590	419,689
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	7,099,210	1,392,905	1,633,622
Net realized gains	7,099,210	1,392,905	1,633,622
Capital gain distributions from regulated investment companies	3,870,620	157,572	789,792
Change in net unrealized appreciation / depreciation on investments	2,495,316	(1,369,608)	250,235
Net realized and unrealized gain on investments	13,465,146	180,869	2,673,649
Net increase in net assets resulting from operations	$13,997,002	$336,459	$3,093,338

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	23

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2017 (Unaudited)
	FundX Flexible Income Fund	FundX Tactical Upgrader Fund	FundX Sustainable Impact Fund
INVESTMENT INCOME
Dividends	$2,035,837	$223,924	$—
Interest	431	15,933	—
Other income	—	1,098	—
Total investment income	2,036,268	240,955	—
EXPENSES
Investment advisory fees	328,885	188,936	—
Transfer agent fees	38,236	18,452	—
Fund accounting fees	19,197	8,061	—
Administration fees	31,171	12,489	—
Reports to shareholders	5,469	2,552	—
Custody fees	3,236	2,378	—
Audit fees	11,169	10,920	—
Registration fees	10,494	10,303	—
Trustee fees	14,418	5,488	—
Miscellaneous expenses	4,688	3,329	—
Interest expense (Note 6)	550	26	—
Legal fees	15,706	6,448	—
Insurance expense	3,163	1,279	—
Total expenses	486,382	270,661	—
Less: fees waived	(20,694)	(15,571)	—
Less: expenses paid indirectly (Note 3)	(11,098)	(2,484)	—
Net expenses	454,590	252,606	—
Net Investment income (loss)	1,581,678	(11,651)	—
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	376,444	1,934,688	—
Written options	—	219,320	—
Net realized gains	376,444	2,154,008	—
Capital gain distributions from regulated investment companies	151,994	305,935	—
Change in net unrealized appreciation / depreciation on:
Investments	(779,037)	(601,705)	—
Written options	—	(2,157)	—
Net unrealized appreciation / depreciation	(779,037)	(603,862)	—
Net realized and unrealized gain (loss) on investments	(250,599)	1,856,081	—
Net increase in net assets resulting from operations	$1,331,079	$1,844,430	$—

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2017

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM: OPERATIONS
Net investment income	$531,856	$542,079
Net realized gain (loss) on investments	7,099,210	(6,724,474)
Capital gain distributions from regulated investment companies	3,870,620	9,290,939
Change in net unrealized appreciation/depreciation of investments	2,495,316	14,569,346
Net increase in net assets resulting from operations	13,997,002	17,677,890
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,142,183)	(1,249,259)
Total distributions to shareholders	(1,142,183)	(1,249,259)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(16,341,381)	(33,909,842)
Total change in net assets	(3,486,562)	(17,481,211)
NET ASSETS
Beginning of period/year	225,958,451	243,439,662
End of period/year	$222,471,889	$225,958,451
Undistributed net investment income	$531,856	$1,142,183

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	157,157	$8,095,101	385,587	$18,871,982
Shares issued in reinvestment of distributions	21,557	1,128,932	25,294	1,233,080
Shares redeemed	(491,249)	(25,565,414)	(1,118,645)	(54,014,904)
Net change in shares outstanding	(312,535)	$(16,341,381)	(707,764)	$(33,909,842)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	25

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$155,590	$(15,269)
Net realized gain on investments	1,392,905	1,001,757
Capital gain distributions from regulated investment companies	157,572	1,420,494
Change in net unrealized appreciation/depreciation of investments	(1,369,608)	2,233,394
Net increase in net assets resulting from operations	336,459	4,640,376
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(139,195)	(45,789)
Total distributions to shareholders	(139,195)	(45,789)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(9,850,591)	(11,122,214)
Total change in net assets	(9,653,327)	(6,527,627)
NET ASSETS
Beginning of period/year	53,530,863	60,058,490
End of period/year	$43,877,536	$53,530,863
Undistributed net investment income (loss)	$63,691	$45,798

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	16,916	$963,468	47,124	$2,524,782
Shares issued in reinvestment of distributions	2,418	138,439	829	45,536
Shares redeemed	(191,127)	(10,952,498)	(251,668)	(13,692,532)
Net change in shares outstanding	(171,793)	$(9,850,591)	(203,715)	$(11,122,214)

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2017

RELAX	Conservative Upgrader Fund Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$419,689	$722,069
Net realized loss on investments	1,633,622	(1,587,160)
Capital gain distributions from regulated investment companies	789,792	1,216,051
Change in net unrealized appreciation/depreciation of investments	250,235	3,624,961
Net increase in net assets resulting from operations	3,093,338	3,975,921
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(786,756)	(801,257)
From net realized gain	—	(1,363,384)
Total distributions to shareholders	(786,756)	(2,164,641)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	57,546	294,940
Total change in net assets	2,364,128	2,106,220
NET ASSETS
Beginning of period/year	55,203,826	53,097,606
End of period/year	$57,567,954	$55,203,826
Undistributed net investment income	$99,011	$466,078

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	120,486	$4,547,136	240,307	$8,557,594
Shares issued in reinvestment of distributions	20,738	779,739	60,780	2,138,841
Shares redeemed	(140,086)	(5,269,329)	(292,272)	(10,401,495)
Net change in shares outstanding	1,138	$57,546	8,815	$294,940

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	27

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,581,678	$2,589,917
Net realized gain (loss) on investments	376,444	(2,547,098)
Capital gain distributions from regulated investment companies	151,994	409,271
Change in net unrealized appreciation/depreciation of investments	(779,037)	4,784,952
Net increase in net assets resulting from operations	1,331,079	5,237,042
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,267,986)	(3,228,339)
From net realized gain	—	—
Total distributions to shareholders	(2,267,986)	(3,228,339)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	9,927,310	(17,517,432)
Total change in net assets	8,990,403	(15,508,729)

NET ASSETS
Beginning of period/year	91,397,474	106,906,203
End of period/year	$100,387,877	$91,397,474
Undistributed net investment income	$752,144	$1,438,452

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	697,801	$19,523,716	1,295,896	$35,510,681
Shares issued in reinvestment of distributions	81,064	2,254,390	118,486	3,206,233
Shares redeemed	(419,691)	(11,850,796)	(2,003,625)	(56,234,346)
Net change in shares outstanding	359,174	$9,927,310	(589,243)	$(17,517,432)

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2017

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(11,651)	$128,072
Net realized gain on investments	1,934,688	1,273,612
Net realized gain on written options	219,320	22,025
Capital gain distributions from regulated investment companies	305,935	175,698
Change in net unrealized appreciation/depreciation of investments & written options	(603,862)	2,501,710
Net increase in net assets resulting from operations	1,844,430	4,101,117
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(128,072)	(208,887)
Total distributions to shareholders	(128,072)	(208,887)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	2,126,295	(2,497,828)
Total change in net assets	3,842,653	1,394,402

NET ASSETS
Beginning of period/year	37,284,428	35,890,026
End of period/year	$41,127,081	$37,284,428
Undistributed net investment income	$(11,651)	$128,072

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	258,605	$5,929,887	220,088	$4,573,918
Shares issued in reinvestment of distributions	5,560	128,057	9,974	208,863
Shares redeemed	(174,070)	(3,931,649)	(340,989)	(7,280,609)
Net change in shares outstanding	90,095	$2,126,295	(110,927)	$(2,497,828)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	29

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended March 31, 2017 (Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$—
Net realized gain on investments	—
Net realized gain on written options	—
Capital gain distributions from regulated investment companies	—
Change in net unrealized appreciation/depreciation of investments & written options	—
Net increase in net assets resulting from operations	—
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
Total distributions to shareholders	—
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	2,977,398
Total change in net assets	2,977,398

NET ASSETS
Beginning of period	—
End of period	$2,977,398
Undistributed net investment income	$—

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)
	Shares	Paid-in Capital
Shares sold	119,096	$2,977,398
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net change in shares outstanding	119,096	$2,977,398

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2017

FUNDX	Upgrader Fund Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended	Year Ended September 30,
	March 31, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period / year	$50.52	$46.99	$47.60	$42.23	$35.52	$28.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.12 (6)	0.11 (6)	(0.11) (6)	0.03 (6)	0.13 (6)	0.18 (6)
Net realized and unrealized gain (loss) on investments	3.09	3.67	(0.31)	5.47	6.86	6.45
Total from investment operations	3.21	3.78	(0.42)	5.50	6.99	6.63

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.25)	(0.19)	(0.13)	(0.28)	(0.04)
From net realized gain	—	—	—	—	—	—
Total distributions	(0.26)	(0.25)	(0.19)	(0.13)	(0.28)	(0.04)
Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$53.47	$50.52	$46.99	$47.60	$42.23	$35.52

Total return	6.37% ^	8.05%	(0.91)%	13.01%	19.83%	22.95%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$222.5	$226.0	$243.4	$268.9	$252.4	$256.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.31% + (7)	1.31%	1.28%	1.26%	1.26%	1.25%
After fees waived and expenses absorbed (4)	1.31% + (7)	1.29%	1.25%	1.25%	1.26%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.45% + (7)	0.19%	(0.28)%	0.02%	0.33%	0.53%
After fees waived and expenses absorbed (5)	0.45% + (7)	0.21%	(0.25)%	0.03%	0.33%	0.53%
Portfolio turnover rate	73% ^	172%	115%	164%	201%	128%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.29%, 1.27%, 1.22%, 1.22%, 1.24%, and 1.24% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.47%, 0.23%, (0.22)%, 0.06%, 0.35%, and 0.54%, for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $399 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	31

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period / year	$57.31	$52.78	$53.64	$48.90	$41.12	$33.19
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.18 (6)	(0.01) (6)	(0.42) (6)	(0.12) (6)	0.07 (6)	0.00 (6)
Net realized and unrealized gain (loss) on investments	0.23	4.58	(0.29)	4.89	7.84	7.93
Total from investment operations	0.41	4.57	(0.71)	4.77	7.91	7.93

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.04)	(0.15)	(0.03)	(0.13)	—
From net realized gain	—	—	—	—	—	—
Total distributions	(0.16)	(0.04)	(0.15)	(0.03)	(0.13)	—
Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$57.56	$57.31	$52.78	$53.64	$48.90	$41.12

Total return	0.72% ^	8.67%	(1.33)%	9.73%	19.30%	23.89%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$43.9	$53.5	$60.1	$71.2	$69.4	$71.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.45% + (7)	1.41%	1.39%	1.36%	1.37%	1.33%
After fees waived and expenses absorbed (4)	1.35% + (7)	1.31%	1.25%	1.25%	1.36%	1.33%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.53% + (7)	(0.15)%	(0.92)%	(0.35)%	0.13%	0.00%
After fees waived and expenses absorbed (5)	0.63% + (7)	(0.05)%	(0.78)%	(0.24)%	0.14%	0.00%
Portfolio turnover rate	90% ^	226%	136%	168%	207%	139%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.35%, 1.29%, 1.20%, 1.24%, 1.34%, and 1.32% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.64%, (0.03)%, (0.73)%, (0.23)%, 0.15%, and 0.01% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $770 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2017

RELAX	Conservative Upgrader Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period / year	$36.87	$35.67	$40.46	$37.27	$34.05	$29.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.28 (6)	0.48 (6)	0.38 (6)	0.53 (6)	0.61 (6)	0.49 (6)
Net realized and unrealized gain (loss) on investments	1.82	2.18	(0.70)	3.18	3.54	4.20
Total from investment operations	2.10	2.66	(0.32)	3.71	4.15	4.69

LESS DISTRIBUTIONS:
From net investment income	(0.55)	(0.54)	(0.61)	(0.52)	(0.93)	(0.45)
From net realized gain	—	(0.92)	(3.86)	—	—	—
Total distributions	(0.55)	(1.46)	(4.47)	(0.52)	(0.93)	(0.45)
Paid-in capital from redemptions fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.01
Net asset value, end of period / year	$38.42	$36.87	$35.67	$40.46	$37.27	$34.05

Total return	5.74% ^	7.61%	(1.21)%	9.98%	12.50%	15.88%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$57.6	$55.2	$53.1	$56.6	$43.6	$46.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.41% + (7)	1.40%	1.41%	1.38%	1.44%	1.37%
After fees waived and expenses absorbed (4)	1.35% + (7)	1.32%	1.25%	1.25%	1.42%	1.37%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.42% + (7)	1.23%	0.80%	1.17%	1.69%	1.49%
After fees waived and expenses absorbed (5)	1.48% + (7)	1.31%	0.96%	1.30%	1.71%	1.49%
Portfolio turnover rate	67% ^	140%	140%	127%	144%	122%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.30%, 1.23%, 1.21%, 1.41%, and 1.36% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.50%, 1.33%, 0.98%, 1.34%, 1.72%, and 1.50%, for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $171 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	33

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period / year	$28.61	$28.25	$30.35	$30.32	$31.35	$30.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.47 (6)	0.79 (6)	0.90 (6)	0.93 (6)	1.03 (6)	0.89 (6)
Net realized and unrealized gain (loss) on investments	(0.08)	0.82	(1.21)	0.61	(0.24)	1.49
Total from investment operations	0.39	1.61	(0.31)	1.54	0.79	2.38

LESS DISTRIBUTIONS:
From net investment income	(0.75)	(1.25)	(1.06)	(1.28)	(1.38)	(1.01)
From net realized gain	—	—	(0.73)	(0.23)	(0.44)	(0.25)
Total distributions	(0.75)	(1.25)	(1.79)	(1.51)	(1.82)	(1.26)
Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$28.25	$28.61	$28.25	$30.35	$30.32	$31.35

Total return	1.43% ^	5.86%	(1.12)%	5.22%	2.58%	8.10%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$100.4	$91.4	$106.9	$149.3	$138.8	$135.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.03% + (7)	1.01%	1.04%	0.96%	0.97%	0.95%
After fees waived and expenses absorbed (4)	0.99% + (7)	0.99%	0.99%	0.96%	0.97%	0.95%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	3.30% + (7)	2.79%	2.98%	3.04%	3.37%	2.90%
After fees waived and expenses absorbed (5)	3.34% + (7)	2.81%	3.03%	3.04%	3.37%	2.90%
Portfolio turnover rate	53% ^	130%	124%	54%	101%	79%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.97%, 0.97%, 0.96%, 0.93%, 0.95%, and 0.94% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.37%, 2.83%, 3.07%, 3.07%, 3.39%, and 2.91% for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $550 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report 2017

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period / year	$22.38	$20.20	$20.31	$20.49	$19.67	$18.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.01) (6)	0.07 (6)	0.07 (6)	0.02 (6)	(0.04) (6)	(0.09) (6)
Net realized and unrealized gain (loss) on investments	1.13	2.23	(0.13)	(0.20)	0.86	1.56
Total from investment operations	1.12	2.30	(0.06)	(0.18)	0.82	1.47

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.12)	(0.05)	—	—	—
From net realized gain	—	—	—	—	—	—
Total distributions	(0.08)	(0.12)	(0.05)	—	—	—
Paid-in capital from redemption fees (Note 2)	0.00	0.00	0.00	0.00	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$23.42	$22.38	$20.20	$20.31	$20.49	$19.67

Total return	5.00% ^	11.43%	(0.32)%	(0.93)%	4.22%	8.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$41.1	$37.3	$35.9	$45.7	$53.9	$44.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.43% + (7)	1.42%	1.43%	1.33%	1.39%	1.37%
After fees waived and expenses absorbed (4)	1.35% + (7)	1.31%	1.25%	1.25%	1.38%	1.37%

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.16)% + (7)	0.23%	0.13%	0.01%	(0.23)%	(0.47)%
After fees waived and expenses absorbed (5)	(0.08)% + (7)	0.34%	0.31%	0.10%	(0.22)%	(0.47)%
Portfolio turnover rate	178% ^	220%	279%	202%	408%	438%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34%, 1.31%, 1.24%, 1.25%, 1.38%, and 1.36%, for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.06)%, 0.34%, 0.32%, 0.10%, (0.22)%, and (0.46)%, for the period/years ended March 31, 2017, September 30, 2016, September 30, 2015, September 30, 2014, September 30, 2013, and September 30, 2012, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $26 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2017	Upgraderfunds.com	35

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
Six Months Ended
March 31, 2017 (Unaudited)
Net asset value, beginning of period	$0.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	—
Net realized and unrealized gain (loss) on investments	25.00
Total from investment operations	25.00

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period / year	$25.00

Total return	—

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$3.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	— + (5)
After fees waived and expenses absorbed (3)	— + (5)

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	— + (5)
After fees waived and expenses absorbed (4)	— + (5)
Portfolio turnover rate	— ^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.00% for the period ended March 31, 2017. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.00% for the period ended March 31, 2017. (Note 3)
(5)	Includes interest expense of $0 or 0.00% of average net assets.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report 2017

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED)

NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014,  and is registered under the Investment Company Act of 1940  (the “1940  Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), FundX Tactical Upgrader Fund (“Tactical Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. Effective March 31, 2017, the Trust launched the Sustainable Impact Fund. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”)  and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014.

The Upgrader Fund commenced operations on November 1, 2001.  The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. Tactical Fund commenced operations on February 29, 2008.  The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Tactical Fund is to seek long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities  that are traded on a national securities  exchange, except those listed on the NASDAQ Global Market®  (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular  day, an exchange-traded  or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter  market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017 the Funds did not hold fair valued securities.

As described  above, the Funds may utilize various methods to measure the fair value of some of their investments.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semiannual Report 2017	Upgraderfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$210,794,555	$11,505,273	$ —	$222,299,828
Short-Term Investments	116,167	—	—	116,167
Total Investments in Securities	$210,910,722	$11,505,273	$ —	$222,415,995

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$43,788,423	$ —	$ —	$43,788,423
Short-Term Investments	92,316	—	—	92,316
Total Investments in Securities	$43,880,739	$ —	$ —	$43,880,739

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$52,456,839	$4,962,994	$ —	$57,419,833
Short-Term Investments	309,697	—	—	309,697
Total Investments in Securities	$52,766,536	$4,962,994	$ —	$57,729,530

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$90,046,129	$10,111,228	$ —	$100,157,357
Short-Term Investments	229,866	—	—	229,866
Total Investments in Securities	$90,275,995	$10,111,228	$ —	$100,387,223

FUNDX TACTICAL UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$35,760,280	$2,983,592	$ —	$38,743,872
Short-Term Investments	1,956,146	—	—	1,956,146
Purchased Options	—	156,500	—	156,500
Total Investments in Securities	$37,716,426	$3,140,092	$ —	$40,856,518

Other Financial Instruments *
Written Options	$ —	$200,500	$ —	$200,500

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$ —	$ —	$ —	$ —
Short-Term Investments	—	—	—	—
Total Investments in Securities	$ —	$ —	$ —	$ —

None of the Funds had transfer into or out of Levels 1 and 2 during the six months ended March 31, 2017. The Funds recognize transfers at the end of each reporting period.

*
Other financial instruments are derivative instruments not reflected in the schedule of investments such as futures, forwards, swaps contracts and written options. Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

38	Semiannual Report 2017

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2016, the following funds deferred capital losses in the following amounts:

UPGRADER FUND	$4,298,687
AGGRESSIVE FUND	1,445,182
CONSERVATIVE FUND	460,285

At September 30, 2016, the following capital loss carry forwards were available:

	Expires 2017	Infinite Short-Term	Infinite Long-Term	Total
UPGRADER FUND	$22,205,422	$ —	$ —	$22,205,422
AGGRESSIVE FUND	$16,329,637	$ —	$ —	$16,329,637
FLEXIBLE INCOME FUND	$ —	$2,875,861	$1,298,645	$4,174,506
TACTICAL FUND	$27,154,437	$ —	$ —	$27,154,437

As of September 30, 2016,  there was no Capital Loss Carryover for the FundX Conservative Upgrader Fund.

For fiscal year ended September 30, 2016, the following funds have utilized Capital Loss Carryover in the following amounts:

UPGRADER FUND	$6,246,913
AGGRESSIVE UPGRADER FUND	3,795,268
TACTICAL UPGRADER FUND	1,345,063

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions  as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation  of financial  statements  in conformity  with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Semiannual Report 2017	Upgraderfunds.com	39

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The activity in written options during the six months ended March 31, 2017, is as follows:

FUNDX TACTICAL UPGRADER FUND	Contracts	Premiums Received
Options outstanding, beginning of period	—	$ —
Options written	4,888	646,975
Options assigned	(932)	(65,510)
Options expired	(230)	(14,455)
Options closed	(2,126)	(368,667)
Options outstanding, end of period	1,600	$198,343

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities. The Tactical Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds’ participation in a market advance. The Tactical Fund had purchased and written options as of March 31, 2017.

Statement of Assets and Liabilities – Market Values of Derivative Instruments as of March 31, 2017:

		Market Value
FUNDX TACTICAL UPGRADER FUND
Equity Contracts	Investments in Securities	$156,500
	Written Options	$200,500

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$(268,403)	$219,320

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$(9,023)	$(2,157)

I. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2016, the following adjustments were made:

	Undistributed Net Investment Income	Accumulated Gains/Losses	Paid-In Capital
UPGRADER FUND	$600,220	$(600,220)	$ —
AGGRESSIVE FUND	62,556	(62,556)	—
CONSERVATIVE FUND	89,569	(89,569)	—
FLEXIBLE INCOME FUND	(382,712)	(37,230)	419,942
TACTICAL FUND	—	4,707,220	(4,707,220)

40	Semiannual Report 2017

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications and net operating losses.

J. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the Tactical Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the fund. For the six months ended March 31, 2017, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund incurred $1,125,756, $243,865, $278,952, $328,886, $188,936, and $0 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.35%	TACTICAL FUND	1.35%
CONSERVATIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%

From August 4, 2014, the Fund’s commencement of operations, to January 31, 2016 the Fund’s expense were capped at 1.25%, 1.25%, 1.25%, 0.99%, and 1.25% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Tactical Fund, respectively. On November 18, 2015 the Board of Trustees approved a proposal to increase the expense cap to 1.35%, 1.35%, 1.35%, and 1.35% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, and Tactical Fund, respectively, effective February 1, 2016. There were no changes to the allowable expense of Flexible Income Fund.

The contract is in effect through January 31, 2018 and may be terminated at any time by the Board of Trustees upon sixty days' written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2017 the Advisor waived $0, $24,396, $15,849, $20,694, and $15,571 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income, and Tactical Fund, respectively. For the Sustainable Impact Fund, the contract is in effect through January 31, 2019 and the Fund’s expenses are capped at 1.35% of average net daily assets of the Fund.

At March 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income, Tactical Fund and Sustainable Impact Fund that may be recouped was $157,377, $226,732, $193,089, $101,858, $154,274, and $0, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2017	2018	2019	2020	Total
UPGRADER FUND	$21,723	$92,048	$43,606	$ —	$157,377
AGGRESSIVE FUND	50,606	99,364	52,366	24,396	226,732
CONSERVATIVE FUND	37,215	94,401	45,624	15,849	193,089
FLEXIBLE INCOME FUND	—	63,563	17,601	20,694	101,858
TACTICAL FUND	31,034	68,510	39,159	15,571	154,274
SUSTAINABLE IMPACT FUND	—	—	—	—	—

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2017 are disclosed in the Statements of Operations.

Semiannual Report 2017	Upgraderfunds.com	41

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2017, this expense reduction, in aggregate, equaled $27,139, $1,528, $7,012, $11,098, $2,484 and $0 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2017 are as follows:

	Purchases	Sales
UPGRADER FUND	$164,505,329	$177,058,711
AGGRESSIVE FUND	43,586,932	53,281,498
CONSERVATIVE FUND	37,762,052	37,161,576
FLEXIBLE INCOME FUND	58,901,214	49,606,106
TACTICAL FUND	62,789,631	59,099,677
SUSTAINABLE IMPACT FUND	—	—

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended March 31, 2017 and the year ended September 30, 2016 were as follows:

	Six Months Ended March 31, 2017		September 30, 2016
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$1,142,183	$ —	$1,249,259	$ —
AGGRESSIVE FUND	139,195	—	45,789	—
CONSERVATIVE FUND	786,756	—	801,257	1,363,384
FLEXIBLE INCOME FUND	2,267,986	—	3,228,339	—
TACTICAL FUND	128,072	—	208,887	—
SUSTAINABLE IMPACT FUND	—	—	—	—
* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2016.

As of September 30, 2016, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$214,482,936	$50,216,878	$52,714,956
Gross tax unrealized appreciation	12,278,890	3,709,038	2,539,460
Gross tax unrealized depreciation	(674,349)	(263,823)	(106,252)
Net tax unrealized appreciation	$11,604,541	$3,445,215	$2,433,208
Undistributed ordinary income	$1,142,183	$47,296	$466,078
Undistributed long-term capital gain	—	—	—
Total distributable earnings	1,142,183	47,296	466,078
Other accumulated loss	(26,504,109)	(17,774,819)	(460,285)
Total accumulated gain/(loss)	$(13,757,385)	$(14,282,308)	$2,439,001

42	Semiannual Report 2017

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2017 (UNAUDITED), continued

	FUNDX FLEXIBLE INCOME FUND	FUNDX TACTICAL UPGRADER FUND
Cost of investments	$88,341,022	$38,838,601
Gross tax unrealized appreciation	3,224,156	1,584,276
Gross tax unrealized depreciation	(46,867)	(91,306)
Net tax unrealized appreciation	$3,177,289	$1,492,970
Undistributed ordinary income	$1,438,452	$128,072
Undistributed long-term capital gain	—	—
Total distributable earnings	1,438,452	128,072
Other accumulated loss	(4,174,506)	(27,154,437)
Total accumulated gain/(loss)	$441,235	$(25,533,395)

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2017 the average interest rate on the credit facility was 4.00% (prime rate) for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2017 the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period
UPGRADER FUND	$14,022	$906,000	$399
AGGRESSIVE FUND	85,951	918,000	770
CONSERVATIVE FUND	10,236	341,000	171
FLEXIBLE INCOME FUND	25,819	677,000	550
TACTICAL FUND	1,374	241,000	26

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Semiannual Report 2017	Upgraderfunds.com	43

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/2017	Expenses Paid During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$1,063.70	$6.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.49
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$1,007.20	$6.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.22	$6.78
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$1,057.40	$6.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.32	$6.67
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$1,014.30	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$4.87
FUNDX TACTICAL UPGRADER FUND
Actual	$1,000.00	$1,050.00	$6.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.26	$6.73
FUNDX SUSTAINABLE IMPACT FUND (1)

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, and FundX Tactical Upgrader Fund were 1.29%, 1.35%, 1.33%, 0.97%, and 1.34%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

(1) The FundX Sustainable Impact Fund was incepted March 31, 2017, and has no performance history during the reporting period.

44	Semiannual Report 2017

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	President & Founder, AVANTX, Inc. (a private firm providing dynamic trading system algorithm signals and services that supplement a long term investment portfolio), August 2006 to present.	6	None
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	6	None
Kimun Lee (born 1946) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (1980-Present).	6
Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that operates iShares Gold Trust, iShares Silver Trust, iShares Dow Jones - UBS Roll Select Commodity Index Trust and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).

Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, since 1978.	6	N/A

Semiannual Report 2017	Upgraderfunds.com	45

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jason Browne (born 1970) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	President	Indefinite Term; Since April 2014	Chief Investment Officer, FundX Investment Group, since June 2000.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Since August 2015 Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, since 1990.	N/A	N/A
Jeff Smith (born 1975) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Secretary	Indefinite Term; Since April 2014	Managing Partner, FundX Investment Group, since 2001.	N/A	N/A

46	Semiannual Report 2017

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2016, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	84.43%
FLEXIBLE INCOME	31.54%
TACTICAL UPGRADER	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	59.13%
FLEXIBLE INCOME	16.40%
TACTICAL UPGRADER	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	0.00%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	0.00%
FLEXIBLE INCOME	0.00%
TACTICAL UPGRADER	0.00%

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Semiannual Report 2017	Upgraderfunds.com	47

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863].Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.upgraderfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

48	Semiannual Report 2017

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FundX Upgrader Funds

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	360876106
FundX Aggressive Upgrader Fund	HOTFX	360876403
FundX Conservative Upgrader Fund	RELAX	360876304
FundX Flexible Income Fund	INCMX	360876205
FundX Tactical Upgrader Fund	TACTX	360876502
FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:

For more about our funds and their strategy: 800-763-8639
www.upgraderfunds.com For account information: 866-455-FUND

Advisor
FundX Investment Group LLC
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S.Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

Custodian
U.S.Bank,N.A.
Custody Operations
1555 N.RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879

FSC
MIX
Paper from responsible sources
FSC® C012076

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title) /s/ Jason Browne
                                           Jason Browne, President/Principal Executive Officer

Date  May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jason Browne
                                           Jason Browne, President/Principal Executive Officer

Date  May 19, 2017

By (Signature and Title) /s/ Sean McKeon
                                           Sean McKeon, Treasurer/Principal Financial Officer

Date  May 19, 2017